IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Market Risk [line items]
Total VaR (one-day measure)	$ 10.9	$ 11.2	$ 9.8
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.3	5.3	9.0
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0	1.0	1.3
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.6	11.3	9.5
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0	0.9	0.8
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.9	4.0	2.5
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(11.9)	(11.3)	(13.3)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	14.3
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.4
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.4
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.9
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	9.0
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.6
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.7
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.4
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.3
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.6
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.1	10.1	11.2	$ 10.4	$ 11.9
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.4	6.5	7.4	7.1	7.8
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0	1.0	1.6	1.0	1.8
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.7	8.4	9.5	8.4	9.8
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.6	0.8	1.0	0.7	1.2
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.7	3.7	2.3	3.9	3.4
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (11.3)	$ (10.3)	$ (10.6)	$ (10.7)	$ (12.1)